As filed with the Securities and Exchange Commission on September 1, 2010

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 73

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 73

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, Suite 1600

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

J. ALAN REID, JR.

Forward Funds

101 California Street, Suite 1600

San Francisco, California 94111

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

(Name and address of agent for service of process)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 73 to the Registration Statement of Forward Funds (the “Registrant”) on Form N-1A (File Nos. 033-48940/811-06722) is being filed to register Class A shares of the Forward Long/Short Credit Analysis Fund, an existing series of the Registrant. This Post-Effective Amendment: (i) incorporates by reference the Registrant’s Part B - Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, on April 30, 2010 (SEC Accession No. 0001193125-10-102077), as supplemented; and (ii) includes herewith a form of supplement (a definitive version of which is being filed seperately) to the Registrant’s Part B - Statement of Additional Information which contains revisions corresponding to the registration of Class A shares of the Forward Long/Short Credit Analysis Fund.

2

Prospectus

September 1, 2010

Forward Long/Short Credit Analysis Fund

TICKER
CLASS A	FLSLX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. It is a criminal offense to say otherwise.

Forward Long/Short Credit Analysis Fund

Investment Objective

The Fund seeks to maximize total return (capital appreciation and income).

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

CLASS A

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS A

Management Fee	1.50%
Distribution (12b-1) Fees	0.35%
Shareholder Services Fees	0.20%
Other Expenses(1)	0.32%
Interest Expense on Short Sales	1.90%
Total Other Expenses	2.22%
Total Annual Fund Operating Expenses	4.27%
Fee Waiver and/or Expense Reimbursement(2)	-0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.04%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2012 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.14%.

Examples

These Examples are intended to help you compare the costs of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/ reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A

1 Year	$958
3 Years	$1,776
5 Years	$2,606
10 Years	$4,734

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures and options and other derivative instruments. The Fund may invest in derivatives both for hedging purposes and in an attempt to achieve investment returns consistent with the Fund’s investment objective. These instruments include options, futures contracts, forward currency contracts, swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps) and similar instruments. The Fund seeks to maximize total return and minimize investment risk using a credit-based, relative value investment strategy. The Fund will seek to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit risk markets.

The Fund uses a “credit long/short” investment strategy based on credit assessments of individual issues and sectors. Cedar Ridge Partners LLC (“Cedar Ridge” or the “Sub-Advisor”) will screen various sectors in order to attempt to locate undervalued and overlooked opportunities, as well as to attempt to exploit certain arbitrage opportunities among the various fixed income markets. The Sub-Advisor expects to express positive views on specific credits by taking long positions in cash bonds and negative views on specific credits by taking short positions in cash bonds. The Fund’s short positions may equal up to 100% of the Fund’s net asset value, and it is possible that at certain times, the Fund may be approximately “100”% short. The Fund may also invest without limit in federally tax-exempt municipal bonds.

The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in: investment-grade debt securities and lower-rated debt securities; debt securities that rank junior to other outstanding securities and obligations of an issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets; debt securities that are not protected by financial covenants or limitations on additional indebtedness; and securities that are moral obligations of issuers or subject to appropriations. In such situations, the Fund will be subject to additional credit and liquidity risks. The Fund may invest in debt securities of any credit quality and maturity. The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Sub-Advisor will seek to control risk by hedging portfolio risk through both long and short positions, based on individual credit evaluations, as well as by engaging in certain strategies such as interest rate swaps, credit default swaps, total return swaps, futures and options to hedge the portfolio’s interest rate risk.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Borrowing: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the

1

Forward Long/Short Credit Analysis Fund

Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management, LLC (“Forward Management” or the “Advisor”) and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Lower-Rated Debt Securities: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate low-rated securities can involve certain risks.

Municipal Bonds: If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. In addition, interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations.

Non-Diversification: The Fund is non-diversified, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. Class A shares of the

2

Forward Long/Short Credit Analysis Fund

Fund originally commenced operations on December 26, 2006, and were liquidated on November 21, 2008. The performance shown below for any period beginning on or after November 24, 2008 is that of the Fund’s Investor Class shares adjusted to reflect the specific operating expenses (such as Rule 12b-1 fees) applicable to Class A shares. The bar chart excludes the maximum sales load applicable to Class A shares. If the sales load had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS A

Best Quarter: September 30, 2009	20.97%
Worst Quarter: September 30, 2007	-10.81%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	SINCE INCEPTION
Forward Long/Short Credit Analysis Fund – Class A (Inception: 12/26/06)
Return Before Taxes	38.25%	-3.15%
Return After Taxes on Distributions(1)	35.51%	-4.95%
Return After Taxes on Distributions and Sale of Fund Shares(1)	24.66%	-3.72%
Barclays Capital U.S. Municipal Bond Index	12.91%	5.02%
Barclays Capital U.S. Corporate High-Yield Bond Index	58.21%	5.98%

(1)	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Forward Management serves as investment advisor to the Fund.

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of Cedar Ridge to act as sub-advisor to the Fund. Alan E. Hart and Guy J. Benstead are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Hart is Managing Partner and Chief Investment Officer and Mr. Benstead is Partner and Chief Compliance Officer of Cedar Ridge. Messrs. Hart and Benstead have managed the Fund since its inception.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Additional Investment Strategies and Risks

In addition to the principal strategies and risks identified above, the following non-principal strategies and risks apply to the Fund.

Lending of Portfolio Securities

In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Objectives and Investment Policies

The investment objective of the Fund is a fundamental policy and may not be changed without a vote of the holders of a majority of the outstanding shares of the Fund.

Defensive Positions; Cash Reserves

Under adverse market conditions or to meet anticipated redemption requests, the Fund may not follow its principal investment strategy. Under such conditions, the Fund may invest without limit in money market securities, U.S. Government obligations, and short-term debt securities. This could have a negative effect on the Fund’s ability to achieve its investment objective. Although the issuers of certain federal agency securities or government-sponsored entity securities in which the Fund may invest (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks (“FHLB”), and other government-sponsored entities) may be chartered or sponsored by Acts of Congress, the issuers are not funded by Congressional appropriations, and their securities are neither guaranteed nor issued by the United States Treasury.

The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. The Fund also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with its investment objective to minimize the impact of cash balances. This will enable the Fund to hold cash while receiving return on the cash that is similar to holding equity or fixed-income securities.

Management Risk

The strategy used by Forward Management and/or the Fund’s sub-advisor may fail to produce the intended result or Forward Management’s and/or the Fund’s sub-advisor’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Other Investments Techniques and Risks

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

SECURITY TYPES OF THE FUND

The security types in which the Fund may invest (as discussed in the “Fund Summary” section above) are as follows:

Asset-Backed Securities

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities

The Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Derivatives

The Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments.

The Fund will segregate or “earmark” assets determined by Forward Management and/or the Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

4

Additional Investment Strategies and Risks

Dollar Rolls and Reverse Repurchase Agreements

The Fund may enter into dollar rolls and reverse repurchase agreements. When the Fund enters into a dollar roll or reverse repurchase agreement, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Entering into dollar rolls and reverse repurchase agreements by the Fund may be considered a form of borrowing for some purposes. As such, the Fund will segregate or “earmark” assets determined by Forward Management and/or the Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations under dollar rolls and reverse repurchase agreements.

Emerging Market Securities and Frontier Market Securities

Investment in emerging market securities and frontier market securities includes both direct investment in such securities as well as investment in securities with exposure to the returns of an emerging market or frontier market.

Emerging market countries are those identified as developing or emerging countries by the World Bank, International Finance Corporation or United Nations, or countries not listed in the MSCI World Index. Generally, emerging market countries are considered to include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Frontier market countries are those listed in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, frontier market countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Korea, Mexico, South Africa, Brazil, India, China, and Russia.

An issuer of a security generally will be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Equity Securities and Convertible Securities

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Exchange-Traded Funds (“ETFs”)

ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Government-Sponsored Enterprises (“GSEs”)

GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

5

Additional Investment Strategies and Risks

Holding Company Depositary Receipts (“HOLDRs”)

HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts of specified companies in a particular industry, sector or group. A Fund’s investment in a HOLDR allows the Fund to buy and sell an entire collection of common stocks in a single transaction.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment.

International Securities (Generally)

International securities include both direct investment in such securities as well as investment in securities with exposure to the returns of an international market. Generally, international countries are considered to include all countries except the United States.

An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investment Grade Debt Securities

Investment grade debt securities are securities rated as investment grade by a nationally recognized statistical ratings organization (“NRSRO”) (e.g., rated in the “Baa” category or above by Moody’s Investors Service (“Moody’s”), or in the “BBB” category or above by Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”)) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or the Fund’s sub-advisor. Generally, debt securities in these categories should have adequate capacity to pay interest and repay principal.

Lower-Rated Debt Securities

Lower-rated debt securities (often referred to as “high yield” or “junk” bonds) are securities rated below investment grade by an NRSRO (e.g., rated below the “Baa” category by Moody’s, or rated below the “BBB” category by S&P or Fitch) at the time of purchase, or, if unrated, are determined to be of the same quality by Forward Management and/or the Fund’s sub-advisor. Generally, debt securities in these categories are considered speculative with regard to the issuer’s capacity to pay interest and repay principal, and may be in default. Lower-rated debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or highly-leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.

Money Market Securities

Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities

Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

Repurchase Agreements

The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at a price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Securities Issued by Other Investment Companies

Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies. The Fund may invest in securities of other investment companies, including ETFs. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments – Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its total assets in securities of all investment companies.

ETFs – Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations discussed above, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

6

Additional Investment Strategies and Risks

Structured Notes

A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

A Fund investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. However, it is not the intent to provide leveraged exposure to the commodities market. Forward Management and/or the Fund’s sub-advisor will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if the Fund were to hold a structured note with 3 times exposure to a specified commodity index and Forward Management and/or the Fund’s sub-advisor hoped to achieve $15 million in exposure, Forward Management and/or the Fund’s sub-advisor would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swaps

Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index).

TBAs

A TBA (To Be Announced) transaction is a contract for the purchase or sale of a mortgage-backed security for future settlement at an agreed upon date but does not include a specified mortgage pool number, number of mortgage pools, or precise amount to be delivered.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

When-Issued, Delayed-Delivery and Forward Commitments

The Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). The Fund will segregate or “earmark” assets determined by Forward Management and/or the Fund’s sub-advisor to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Discussion of Principal and Non-Principal Risks

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the “Fund Summary” section above and further described below along with the non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. Because the Fund may invest in other investment companies, it will be subject to the same risks of the other investment companies to the extent of its investment. For additional information regarding risks of investing in the Fund, please see the SAI.

PRINCIPAL RISKS

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of the Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund. Successful use of borrowing depends on the ability of Forward Management and/or the Fund’s sub-advisor to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. The Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

7

Discussion of Principal and Non-Principal Risks

Some of the Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of the Fund.

Debt Securities

The Fund may invest in short-term and/or long-term debt securities. Debt securities in which the Fund may invest are subject to several types of investment risk. It may have market or interest rate risk, which means the value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Fund’s investments in bonds. Investments in these types of securities pose the risk that Forward Management’s and/or the Fund’s sub-advisor’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of the Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. The Fund would have to reinvest the proceeds at a possibly lower interest rate. The Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Derivatives

The Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For the Fund’s purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase the Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. The Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor or, if available, that such techniques will be utilized by Forward Management and/or the Fund’s sub-advisor.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and Forward Management and/or the Fund’s sub-advisor may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If Forward Management and/or the Fund’s sub-advisor inaccurately forecast the values of securities, currencies or interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

A Fund that invests in commodity-linked derivative instruments, such as structured notes, may be subject to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

8

Discussion of Principal and Non-Principal Risks

The SAI provides a more detailed description of the types of derivative instruments in which the Fund may invest and their associated risks.

Emerging Market and Frontier Market Securities

The Fund may invest in emerging market and frontier market securities. Emerging market and frontier market securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. Emerging market and frontier market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, investments in emerging market and frontier market securities are subject to the following risks:

•	Greater likelihood of economic, political or social instability;
•	Less liquid and more volatile stock markets;
•	Lower trading volume of markets;
•	Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;
•	Governmental restrictions on currency conversion or trading;
•	Difficulties in accurately valuing emerging market and frontier market securities or selling them at their fair value, especially in down markets;
•	Greater possibility of imposition of international sanctions or embargoes on emerging market or frontier market countries;
•	A lack of government regulation and different legal systems, which may result in difficulty in enforcing judgments;
•	The contagious effect of market or economic setbacks in one country on another emerging market country;
•	Immature economic structures; and
•	The availability of less information about emerging market and frontier market companies because of less rigorous accounting and regulatory standards.

Foreign Securities

Investments in foreign securities may present more risk than investing in U.S. securities due to a number of factors. In particular, as a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

•	Unstable political, social, and economic conditions;
•	Lower levels of liquidity and market efficiency;
•	Greater securities price volatility;
•	Currency exchange rate fluctuations, exchange control, and restrictions or prohibitions on the repatriation of foreign currencies;
•	Less availability of adequate or accurate public information about issuers;
•	Limitations on foreign ownership of securities;
•	Imposition of withholding taxes, other taxes or exit levies;
•	Imposition of restrictions on the expatriation of funds or other assets of the Fund;
•	Higher transaction and custody costs and delays in settlement procedures;
•	Difficulties in enforcing contractual obligations;
•	Lower levels of regulation of the securities market and other differences in the way securities markets operate;
•	Weaker accounting, disclosure, and reporting requirements; and
•

Legal principles relating to corporate governance, directors’ fiduciary duties and liabilities, and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Investments in emerging markets in particular involve even greater risks such as immature economic structures and different legal systems.

Lower-Rated Debt Securities

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher- rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

9

Discussion of Principal and Non-Principal Risks

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. Forward Management and/or the Fund’s sub-advisor may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Municipal Bonds

If the Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If the Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. There is no assurance that the Fund will invest at least 50% of its assets in tax-exempt municipal bonds. The Fund will not be managed to qualify a specified portion of its distributions as tax-exempt.

Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds. If tax-exempt shareholders invest in the Fund they would not obtain any benefit from the potential to receive tax-exempt dividends, and the return on their investment may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. In addition, if the Fund invests less than 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in federally tax-exempt municipal bonds, which may be the case from time to time, no portion of the Fund’s distributions would be designated as tax-exempt dividends.

Generally, municipal bonds are issued as general obligations of a state or local government that are secured by the issuer’s taxing power, or as revenue bonds that are secured by user fees and other revenues pledged to pay debt service on such bonds. The major portion of municipal bonds are issued to fund public projects, including economic development, education, electric power, healthcare, housing, transportation, water and sewer, and pollution control.

In addition, U.S. federal tax law has enabled governmental issuers to issue billions of dollars of tax-exempt municipal bonds on behalf of certain corporate entities for various qualified purposes. Corporate-backed municipal bonds are typically issued as limited obligations of a governmental issuer payable from revenues derived pursuant to a loan, lease, installment sale or financing agreement with a corporate entity (including, but not limited to, entities such as airlines, electric utilities, healthcare facilities, and industrials). Such bonds are typically treated as a long-term debt on a parity with senior unsecured bonds issued by such corporate entity, except that interest payable on corporate-backed municipal bonds is federally tax exempt. Subject to certain requirements, the Fund may be permitted to pass through to its shareholders the interest earned on municipal bonds as federally tax exempt interest dividends. For more information see “Dividends and Taxes”. In addition, corporate credits in the municipal bond market generally trade at a higher pre-tax yield than an equivalent corporate credit in the corporate bond market and, therefore, it is possible for investments in corporate-backed municipal bonds to achieve higher relative returns than comparable investments in corporate bonds.

Non-Diversification

As the Fund is non-diversified it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets.

As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

Portfolio Turnover

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. The Fund’s portfolio turnover rate will vary from year to year.

The calculation of the Fund’s portfolio turnover rate excludes purchases and sale of short positions. To the extent the Fund engages in short sales, the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Short Sales

The Fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of the Fund. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to

10

Discussion of Principal and Non-Principal Risks

effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile. In rising securities markets, the Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Tax

The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax Reform

As the Fund may purchase the debt securities of municipal issuers, changes or proposed changes in federal tax laws could impact the value of those securities. Of particular concern would be large changes in marginal income tax rates or the elimination of the tax preference for municipal interest income versus currently taxable interest income. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders. In addition, the municipal market is a fragmented market that is very technically driven. There can be regional variations in economic conditions or supply-demand fundamentals. Although the Fund may engage in short selling of municipal bonds and may enter into repurchase agreements for municipal bonds, such activity may be infrequent and the Fund may not engage in such transactions due to operational and/or investment considerations. Any interest or other expenses incurred for the purchase of municipal bonds cannot be deducted. Bonds issued by municipalities must be held by beneficial owners for their interest to be treated as tax exempt. The municipal market is predominantly a retail buyer driven market. For these reasons, the municipal bond market is subject to very different supply-demand fundamentals than corporate markets. Public information in the municipal market is also less available than in other markets, increasing the difficulty of evaluating and valuing securities. As opposed to the majority of municipal bonds outstanding, a portion of the municipal bonds held by the Fund may be secured by payments to be made by private companies and changes in market conditions affecting such bonds, including the downgrade of a private company obligated to make such payments, could have a negative impact on the value of Fund holdings, the municipal market generally, or the Fund’s performance.

NON-PRINCIPAL RISKS

Cash and Cash Equivalents

The holding by the Fund of a substantial portion of it assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security will fluctuate if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of the Fund’s shares. Costs are incurred by the Fund in connection with conversions between currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Currency risks are greater in lesser developed markets, where there is a higher risk of currency depreciation, and can be unpredictably affected by external events. In some situations, Forward Management and/or the Fund’s sub-advisor may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country as a result of these potential risks.

Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost, the manager’s investment philosophy, or other reasons. There is no assurance that attempts to hedge currency risk will be successful if utilized and such attempts may have the effect of limiting the gains from favorable market movements.

Equity Securities

The Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which the Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

11

Discussion of Principal and Non-Principal Risks

The Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to the Fund.

Exchange-Traded Funds (“ETFs”)

The Fund’s investment in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with the Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its net asset value and there may be times when an ETF share trades at a premium or discount to its net asset value.

Many ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a corresponding market index or basket of securities, and the value of their shares should, under normal circumstances, closely track the value of the underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index or basket of securities does not, ETFs that track particular indices or baskets of securities typically will be unable to match the performance of the index or basket of securities exactly. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices or baskets of securities they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices or baskets of securities. Certain securities comprising the indices or baskets of securities tracked by the ETFs may, from time to time, temporarily be unavailable.

Exchange-Traded Notes (“ETNs”)

The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund’s investment in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Hedging

The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain. Among other things, these negative effects can occur if the market moves in a direction that Forward Management and/or the Fund’s sub-advisor does not expect or if the Fund cannot close out its position in a hedging instrument.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Mortgage-Related and Other Asset-Backed Securities

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities the Fund may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

12

Discussion of Principal and Non-Principal Risks

The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Repurchase Agreements

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from the Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which Forward Management and/or the Fund’s sub-advisor might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition.

Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued by Other Investment Companies

The Fund may invest in shares of other investment companies, such as mutual funds, ETFs, holding company deposit receipts, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Management of the Fund

INVESTMENT ADVISOR

Forward Management serves as investment advisor to the Fund. Forward Management is a registered investment advisor that supervises the activities of the sub-advisor and has the authority to engage the services of different sub-advisors with the approval of the Board of Trustees of the Forward Funds. Forward Management is located at 101 California Street, Suite 1600, San Francisco, California 94111. As of December 31, 2009, Forward Management had approximately $5.4 billion of assets under management.

Forward Management has the authority to manage the Fund in accordance with the investment objective, policies, and restrictions of the Fund, subject to general supervision of the Trust’s Board of Trustees. Forward Management has managed the Forward Funds since September 1998 and the Forward Funds are its principal investment advisory clients. Forward Management has delegated the authority to manage the Fund’s assets to the sub-advisor of the Fund. Forward Management also provides the Fund with ongoing management supervision and policy direction.

Forward Management uses rigorous criteria to select sub-advisors to manage the Forward Funds’ assets. In choosing the sub-advisor, Forward Management considers a number of factors, including market trends, the sub-advisor’s investment style, its own outlook for a given market capitalization or investment style category, the sub-advisor’s performance in various market conditions, as well as the characteristics of the sub-advisor’s typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings, and price volatility statistics.

In addition to selecting the sub-advisor Forward Management is responsible for monitoring and coordinating the overall management of the Fund. Forward Management reviews the Fund’s portfolio holdings and evaluates the ongoing performance of the sub-advisor.

During the Fund’s most recent fiscal year ended December 31, 2009, the Fund paid a management fee (net of waivers) to the Fund’s investment advisor in the total amount (as a percentage of daily net assets) of 1.22%.

The Fund pays these advisory fees to Forward Management, which in turn pays the sub-advisor a sub-advisory fee. Daily investment decisions are made by the sub-advisor for the Fund, whose investment experience is described below under the heading “Sub-Advisor/Portfolio Managers.”

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and investment sub-advisory contracts of the Fund is available in the Forward Funds’ annual report for the most recent fiscal year ended December 31, 2009.

13

Management of the Fund

SUB-ADVISOR/PORTFOLIO MANAGERS

The sub-advisor for the Fund manages the assets of the Fund and makes decisions with respect to, and place orders for, all purchases and sales of the Fund’s securities, subject to the general supervision of the Board of Trustees and Forward Management and in accordance with the investment objective, policies, and restrictions of the Fund.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and their ownership of securities in the Fund.

Forward Management has engaged the services of Cedar Ridge Partners, LLC (“Cedar Ridge”) to act as sub-advisor for the Fund. Cedar Ridge is located at 45 East Putnam Avenue, Suite 124, Greenwich , CT 06830. As of December 31, 2009, Cedar Ridge had assets under management of $169.7 million.

Alan E. Hart is the Managing Partner and Chief Investment Officer of Cedar Ridge and serves as the Portfolio Manager for the Fund. Mr. Hart is responsible for the day-to-day portfolio management of the Fund and makes the final investment decisions for the Fund. Mr. Hart is responsible for formulation of overall portfolio strategy and implementation of municipal bond portfolio investments. Since May 2004, Mr. Hart has also served as the Portfolio Manager of an unregistered hedge fund. Prior to founding Cedar Ridge in March 2004, he was an investment banker for 21 years specializing in municipal bonds, including “corporate-backed” issues in the airline, airport, electric utility, energy, industrial, and power generation sectors. From 1996-2004, he was a Managing Director at Bear, Stearns & Co. Inc. where he also managed high-yield, structured transactions and advised issuers in private equity and distressed debt situations. From 1986-1996, Mr. Hart was a Vice President and managed the Corporate-Related Group in the Municipal Bond Department at Goldman, Sachs & Co. Prior to joining Goldman Sachs, he spent three years at The First Boston Corporation. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.S. (Business) from California State University, Chico. Mr. Hart has managed the Fund since its inception.

Guy J. Benstead is a Partner and Chief Compliance Officer of Cedar Ridge and serves as a Co-Portfolio Manager for the Fund. Mr. Benstead is responsible for day-to-day portfolio management of the Fund. Mr. Benstead is responsible for portfolio hedging and risk management and implementation of corporate bond and preferred stock portfolio investments. Since March 2005, Mr. Benstead has also served as a Co-Portfolio Manager and Risk Manager of an unregistered hedge fund. Prior to joining Cedar Ridge, Mr. Benstead had an investment banking career that spanned over 22 years, with a specific focus on credit risk in the fixed income markets. From 1991 to 2005 he was a Managing Director in Institutional Fixed Income at Bear, Stearns & Co. Inc. in San Francisco. Prior to joining Bear, Stearns & Co. Inc. in 1991, he was a member of Gruntal & Company’s Institutional Fixed Income Group in San Francisco for one year. He began his career on Wall Street in 1983 with Drexel Burnham Lambert and spent seven years with the firm. He holds an M.B.A. (Finance) from the Columbia University Graduate School of Business and received a B.A. (International Relations) from University of California, Davis. Mr. Benstead has managed the Fund since its inception.

HIRING SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

Forward Management and Forward Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

Valuation of Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is based on the Fund’s net asset value (“NAV”). The NAV per share for a Fund for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of shares of the Fund that have already been issued.

The NAV of a Fund (and each class of shares) is usually determined and its shares are priced as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. Currently, the NYSE is typically closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you buy shares, you pay the NAV per share. When you sell shares, you receive the NAV per share. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each Business Day. A “Business Day” is a day on which the NYSE is open for trading. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Orders received by financial intermediaries after the close of trading on the NYSE will be confirmed at the next computed offering price.

The NAV per share of a Fund will fluctuate as the market value of the Fund’s investments changes. The NAV of different classes of shares of the Fund will differ due to differing class expenses. A Fund’s assets are valued generally by using available market quotations or at fair value, as described below, as determined in good faith in accordance with procedures established by, and under direction of, the Board of Trustees.

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there has been no sale that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts will be valued at either the last available sale price, or at fair value, as discussed below.

In cases in which securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market.

14

Valuation of Shares

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless the Board of Trustees determines that this method does not represent fair value). For most debt securities, Forward Funds receives pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of value obtained from yield data relating to securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indexes will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

To the extent that a Fund holds securities listed primarily on a foreign exchange that trade on days when the Fund is not open for business or the NYSE is not open for trading, the value of the portfolio securities may change on days that you cannot buy or sell shares. To the extent that a Fund invests in foreign securities that are principally traded in a foreign market, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Therefore, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined in good faith through the consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Assets and liabilities denominated in foreign currencies will have a market value converted into U.S. dollars at the prevailing foreign currency exchange daily rates as provided by a pricing service. Forward currency exchange contracts will have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Prevailing foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m., Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m., Eastern Time, which approximates the close of the London Exchange.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies, which are priced as equity securities in accordance with procedures established by, and under direction of, the Board of Trustees.

Forward Funds has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable, as well as under other circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security or (ii) when events occur after the close of the exchange on which a portfolio security is principally traded that are likely to have changed the value of the security. When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. The fair value of a certain Fund’s securities may be determined through the use of a statistical research service or other calculation methodology. Forward Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. While fair values determined pursuant to Forward Funds’ procedures are intended to represent the amount a Fund would expect to receive if the fair valued security were sold at the time of fair valuation, the fair value may not equal what the Fund would receive if it actually were to sell the security as of the time of pricing.

Because the Fund may invest in below investment grade securities, which may be infrequently traded and therefore relatively illiquid, and foreign securities, the valuation of which may not take place contemporaneously with the calculation of the Fund’s NAV, the Fund may be subject to relatively greater risks of market timing, and in particular, a strategy that seeks to take advantage of inefficiencies in market valuation of these securities because of infrequent trading. For this reason, the Fund may, at times, fair value some or all of its portfolio securities in order to deter such market timing.

15

Purchasing Shares

HOW TO BUY SHARES

You can open an account and make an initial purchase of Class A shares of the Fund directly from the Fund or through a financial intermediary that has established an agreement with the Fund’s Distributor. The Fund, or certain classes thereof, may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase the Fund or a class of the Fund.

To open an account and make an initial purchase directly with the Fund, you can mail a check (payable to Forward Funds) in the minimum amounts described below, along with a completed and signed Account Application, to Forward Funds, P.O. Box 1345, Denver, CO 80201. To obtain an Account Application, call (800) 999-6809 or download one from www.forwardfunds.com. A completed Account Application must include your valid taxpayer identification number, street address, name, and date of birth. You may be subject to penalties if you falsify information with respect to your taxpayer identification number.

After you have opened an account, you can make subsequent purchases of Class A shares of the Fund through your financial intermediary or directly from the Fund. To purchase shares directly by mail, send your instruction and a check to the Fund at P.O. Box 1345, Denver, CO 80201.

You also can make subsequent purchases of Class A shares of the Fund through the Internet. To do so, you must be an existing shareholder of the Fund and your account must be bank ACH active. You may not initially open an account with the Fund via the Internet. To purchase Fund shares online, you must select this option on the account application. You can establish a user ID and password at www.forwardfunds.com by selecting Account Login. If you have questions or problems accessing your account, contact Forward Funds at (800) 999-6809.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. The Transfer Agent must receive payment for shares by 12:00 p.m., Eastern Time, on the business day following the purchase request.

You also can open an account and make an initial purchase of Class A shares and subsequent purchases of shares through a financial intermediary that has established an agreement with the Fund’s Distributor.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in Class A shares of the Fund. Financial intermediaries may charge their customers a transaction or service fee. Forward Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

When you purchase shares of the Fund, you must choose a share class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. The Fund contained in this prospectus also offers additional classes of shares pursuant to separate prospectuses and Forward Funds offers additional funds pursuant to separate prospectuses. Information on such other share classes and Forward Funds can be requested by calling (800) 999-6809. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include

•	How long you expect to own the shares
•	How much you intend to invest
•	Total expenses associated with owning shares of each class
•	Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

Minimum Initial Investment Amount per Fund for Class A Shares

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

Forward Funds has the discretion to waive or reduce any of the above minimum investment requirements.

Automatic Investment Plan for Class A Shares

Forward Funds offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Forward Funds. The minimum initial investment amount is $500 and minimum subsequent investments are $100. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 999-6809 if you would like more information.

16

Purchasing Shares

SALES CHARGES

•	Class A Shares

The maximum sales charge on the purchase of Class A shares is 5.75% of the offering price. The offering price is the NAV per share plus the applicable front-end sales charge. The current sales charges are:

	SALES CHARGE AS A PERCENTAGE OF:		DEALER’S CONCESSION (AS A % OF OFFERING PRICE )
DOLLAR AMOUNT INVESTED	OFFERING PRICE	NAV
Less than $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999.99	5.00%	5.26%	4.25%
$50,000 to $99,999.99	4.50%	4.71%	3.75%
$100,000 to $249,999.99	3.50%	3.63%	2.75%
$250,000 to $499,999.99	2.50%	2.56%	2.00%
$500,000 to $749,999.99	2.00%	2.04%	1.60%
$750,000 to $999,999.99	1.50%	1.52%	1.20%
$1,000,000 & above	0.00%	0.00%	up to 0.50%

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within eighteen months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Fund will use the first-in, first-out (FIFO) method to determine the eighteen-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than eighteen months, using the anniversary date of a transaction to determine the “eighteen-month” mark. As an example, shares purchased on December 1, 2009 would be subject to the CDSC if they were redeemed on or prior to June 1, 2011. On or after June 2, 2011, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

•	Reduced Sales Charge for Class A Shareholders

As noted in the table above, discounts (“breakpoints”) are available for larger purchases. There are several ways for shareholders to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current and past purchases in any of the Class A shares of the Forward Funds. To determine whether or not a reduced initial sales charge applies to a proposed purchase, we take into account not only the money that is invested upon such proposed purchase, but also the value of all Class A shares of the Forward Funds that we currently have associated with you, calculated at their historical cost and/or offering price.

You can minimize sales charges in any of the following ways:

1.	Increase your initial Class A investment amount to reach a higher discount level.

2.	Right of Accumulation. Add to an existing Class A shareholder account so that the current offering price value (or if greater, the amount of the initial purchase less any redemptions) of the total combined holdings in Class A reaches a higher discount level. Shares of the Forward U.S. Government Money Fund are excluded.

3.	Letter of Intent. Inform the Fund that you wish to sign a non-binding Letter of Intent to purchase an additional value of Class A shares over a 13-month period at a level that would entitle you to a higher discount level. Shares of the Forward U.S. Government Money Market Fund are excluded.

4.	Combined Purchase Privilege. Combine the following investor accounts to qualify for a reduced sales charge:

(a)	An individual or “company,” as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Fund or other registered investment companies at a discount);

(b)	An individual, his or her spouse, and children under age 21, purchasing for his, her or their own account;

(c)	A single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or

(d)	A single purchase for the employee benefit plans of a single employer.

17

Purchasing Shares

To qualify for the Combined Purchase Privilege or to obtain the Right of Accumulation, when each such purchase is made, the investor or financial intermediary must provide us with sufficient information to verify that the purchase qualifies for the privilege or discount. Because breakpoint eligibility may be determined based on historical cost, you should retain any records necessary to substantiate those costs in cases where the Forward Funds, their transfer agent, and financial intermediaries do not maintain this information.

It may be necessary for an investor to provide the following information or records to a Fund or his or her financial intermediary in order to verify his or her eligibility for a breakpoint discount: (a) information or records regarding shares of the Fund or other Forward Funds held in all accounts (e.g., retirement accounts) of the investor at the financial intermediary; (b) information or records regarding shares of the Fund or other Forward Funds held in any account of the shareholder at another financial intermediary; and (c) information or records regarding shares of the Fund or other Forward Funds held at any financial intermediary by related parties of the investor, such as members of the same family or household. If an investor fails to identify necessary breakpoint information, the investor may not receive the breakpoints that would otherwise be available.

•	Reinstatement Privilege for Class A Shares

An investor who has sold Class A shares of the Fund may, upon prompt written notification to Forward Funds, reinvest the proceeds of such sale in Class A shares of any of the Forward Funds within 120 days of the sale, and any such reinvestment will be made at the Fund’s then-current net asset value, so that no sales charge will be levied. Investors should call the Forward Funds for additional information prior to exercising this privilege.

By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the Fund, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the Fund, some or all of the loss may be disallowed as a deduction. Please contact your tax advisor for more information concerning tax treatment of such transactions.

•	Waiver of Initial Sales Charges for Class A Shares

The Fund may waive the imposition of sales charges on investor purchases of Class A shares of the Fund under certain circumstances and conditions, including shares purchased by:

•	Officers, directors, trustees, and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates.
•	ReFlow, which is a program designed to provide a liquidity source for mutual funds experiencing redemptions of their shares.
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or Forward Management and their affiliates.
•	Clients of financial intermediaries using Forward Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management.
•	Accounts managed by registered investment advisers or bank trust departments.
•	Employees of designated asset management firms, other service providers, and their affiliates.
•	Immediate family members of all such persons as described above.
•	Certain qualified plans, including pension funds, endowments, and other institutional funds.
•	Financial intermediary supermarkets and fee-based platforms.

•	Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemptions of Class A shares of the Fund under certain circumstances and conditions, including without limitation the following:

•

Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•

Redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested.

•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

•	Forced redemptions made by the Fund of shares held by shareholders whose account has a value of less than $100.
•	Redemptions made by ReFlow.
•	Redemptions in cases of natural disaster affecting shareholders.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify Forward Funds prior to the redemption request to ensure your receipt of the waiver. Please call (800) 999-6809 for additional information.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Forward Funds, may invest with no sales charge and are not subject to a CDSC. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans, and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

18

Purchasing Shares

EXCHANGE PRIVILEGE

Exchanges of Class A Shares for the Same Class Shares of Any Other Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A shares of the Fund for the same class shares of any other Forward Fund, or with a money market fund. Please check with Forward Funds to determine which money market funds are available.

There are generally no fees for exchanges, but an exchange of shares between Forward Funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Class A shares of the Fund initially purchased subject to a front-end sales load may generally be exchanged for Class A shares of another Forward Fund without the payment of an additional front-end sales load. If you exchange Class A shares of the Fund for Class A shares of another Forward Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of Class A shares, you may be subject to the imposition of a front-end sales load upon exchanging into Class A shares of another Forward Fund. If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Forward Fund.

If your Class A shares are subject to a CDSC, and you exchange them for Class A shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two classes and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus for any other Forward Fund into which they are considering exchanging.

Exchanges of Class A Shares for a Different Class within the Fund

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Class A shares for Investor Class, Institutional Class, Class C or Class M shares of the Fund. An exchange of shares of one class of the Fund into another class of the Fund is not treated as a redemption and sale for tax purposes.

Class A shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class or Investor Class shares.

If you purchased Class A shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another class in the Fund.

Shareholders should read the prospectus for any other class of shares into which they are considering exchanging.

General Information about Exchanges

Shares of the Fund or a class thereof may be exchanged for shares of another Forward Fund or class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Forward Fund or class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, class, Fund(s), allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in good order, it cannot be revoked by you. Exchanges into another Forward Fund and/or class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition Forward Funds may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to the Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in this prospectus.

Not all classes of the Forward Funds or all Forward Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 999-6809 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

PRICING OF FUND SHARES

When you purchase shares, you will pay the NAV (plus any applicable sales load) that is next calculated after we receive your order. If you place an order for the purchase of shares through a financial intermediary, the purchase price will be based on the NAV next determined, but only if the financial intermediary receives the order by the close of the Business Day. Your financial intermediary is responsible for transmitting such orders promptly. If the financial intermediary fails to transmit your order properly, your right to that Business Day’s closing price must be settled between the financial intermediary and you.

19

Purchasing Shares

Purchases of shares of the Fund will be effected only on a Business Day. An order received prior to the daily cut-off time on any Business Day is processed based on that day’s NAV. An order received after the cut-off time on any Business Day is processed based on the NAV determined as of the next Business Day of the Fund.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a matter of policy, Forward Funds requires that all individual shareholders be a U.S. citizen or resident alien. U.S. citizens holding shares of the Forward Funds who subsequently move out of the U.S. are permitted to hold and redeem shares, but are not permitted to purchase shares while residing outside of the U.S.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name
•	Date of birth (for individuals)
•	Residential or business street address in the U.S. (post office boxes are permitted for mailing only)
•	Social Security number or taxpayer identification number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Forward Funds and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDELIVERY

eDelivery allows you to receive your quarterly account statements, transaction confirmations, tax forms, and other important information concerning your investment in Forward Funds online. Select this option on your account application to receive email notifications when quarterly statements, confirmations, or tax forms are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (800) 999-6809 or visit www.forwardfunds.com. The minimum initial investment for accounts enrolled in eDelivery is $2,000.

ONLINE ACCOUNT ACCESS

Shareholders can opt to access their account information online. You must select this option on your account application or go online to register. To set up online access, go to www.forwardfunds.com, select Account Login and obtain a user id and password. If you have questions, or problems accessing your account, contact Forward Funds at (800) 999-6809.

OTHER INFORMATION

The issuance of shares is recorded electronically on the books of Forward Funds. You will receive a confirmation and a quarterly account statement reflecting each new transaction in your account. Your quarterly statements will show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. Certificates representing shares of the Fund will not be issued.

Forward Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Due to the relatively high cost of handling small investments, Forward Funds reserve the right, upon 60 days’ written notice, to redeem, at NAV, the shares of any shareholder whose account has a value of less than $100 in a Fund, other than as a result of a decline in the NAV per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $100 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

Forward Funds reserves the right to refuse any request to purchase shares.

20

Redeeming Shares

You may normally redeem your shares on any Business Day. Redemptions are priced at the NAV per share next determined after receipt of a redemption request in good order by the Forward Funds’ Distributor, Forward Funds or their agent, and subject to any applicable CDSC. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions. Forward Funds intends to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Forward Funds reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in-kind. If shares are redeemed in-kind, the redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received in the distribution including, but not limited to, brokerage costs of converting the portfolio securities to cash.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m., Eastern Time. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request as set out in the current payment instruction on file for a shareholder’s account.

HOW TO REDEEM SHARES

Neither the investment advisor, the Distributor, the Transfer Agent, Forward Funds nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, written or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. Forward Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

•	By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to Forward Funds in order to add this option. The maximum amount that an individual investor may redeem by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record, wired or sent via ACH to a bank account previously designated on the Account Application. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

•	By Mail

To redeem by mail, you must send a written request for redemption to Forward Funds, P.O. Box 1345, Denver, CO 80201. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption is payable to the shareholder(s) of record, (2) the redemption is delivered to the shareholder(s) at the address of record or current banking instructions on file (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

•	By Systematic Withdrawal

You may elect to have annual or monthly electronic transfers ($100 minimum) made to your bank account from your Forward Funds account. Your Forward Funds account must have a minimum balance of $100 and automatically have all dividends and capital gains reinvested. If the balance of your account falls below $100, the systematic withdrawal will be terminated, and you must resubmit your request in writing to have the privilege reinstated. The transfer will be made on the day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

•	Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Forward Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account by telephone or via the Internet.

PAYMENTS OF REDEMPTION PROCEEDS

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. Forward Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and Forward Funds cannot sell shares or accurately determine the value of assets, if the SEC orders Forward Funds to suspend redemptions or delay payment of redemption proceeds, or to the extent permitted by applicable laws and regulations.

At various times, Forward Funds may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. Forward Funds intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or ACH transfer. Forward Funds intends to pay cash for all shares redeemed, except in cases noted above under the heading “Redeeming Shares,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

21

Redeeming Shares

•	By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201.

•	By ACH Transfer

You can arrange for the proceeds of a redemption to be sent by ACH to a single previously designated bank account if you have given authorization for ACH redemption on your Forward Funds Account Application.

•	By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for wire redemption on your Forward Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by Forward Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by Forward Funds for up to seven days if Forward Funds deems it appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. Forward Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The minimum amount that may be wired is $2,500. Forward Funds reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to Forward Funds, P.O. Box 1345, Denver, CO 80201. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 may be charged by Forward Funds.

Policies Concerning Frequent Purchases and Redemptions

The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring (which may take into account transaction size), and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

22

Distribution and Shareholder Services Plans

Distribution Plan

Forward Funds has adopted a distribution plan under Rule 12b-1 (the “Plan” ) for Class A shares of the Fund that allows the Fund to pay for the sale and distribution of its shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of its shares. In addition, payments under the Plan may be made to banks and their affiliates and other financial intermediaries, including broker-dealers, for the provision of administrative, and/or shareholder services for Fund shareholders.

Under the Plan, the Fund may pay one or more persons or entities a fee at an annual rate of up to 0.35% of the Fund’s average daily net assets attributable to Class A shares for service rendered and expenses borne in connection with the provision of distribution, administrative and/or shareholder services with respect to Class A shares of the Fund.

Payments available under the Plan may exceed amounts received by broker-dealers or other financial intermediaries in connection with the sale of the Fund’s shares.

Because these 12b-1 fees are paid out of assets attributable to the Fund’s Class A shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

The Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder services in the form of cash, or if permitted, non-cash payments.

Shareholder Services Plan

Forward Funds has adopted a shareholder services plan (the “Shareholder Services Plan”) with respect to Class A shares of the Fund. Under the Shareholder Services Plan, the Fund is authorized to pay third party service providers a fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A shares for non-distribution related services to shareholders of Class A shares of the Fund.

Payments available under the Shareholder Services Plan may exceed amounts received by third party service providers for the provision of shareholder services.

Because these shareholder services fees are paid out of assets attributable to the Fund’s Class A shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Additional Payments to Intermediaries

Forward Management or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Forward Management or its affiliates.

Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Fund) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Fund or its shareholders as disclosed in the Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of the Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of the Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of the Fund as disclosed in the Fund’s Fees and Expenses tables in this prospectus.

Revenue sharing arrangements may include payments for various purposes, including but not limited to:

•	payments for providing shareholder recordkeeping, processing, accounting, and/or other administrative or distribution services;
•

payments for placement of a Fund on an intermediary’s list of mutual funds available for purchase by its customers or for including a Fund within a group that receives special marketing focus or are placed on a “preferred list”;

•	“due diligence” payments for an intermediary’s examination of a Fund and payments for providing extra employee training and information relating to a Fund;
•	“marketing support fees” for providing assistance in promoting the sale of Fund shares;
•	provision of educational programs, including information and related support materials; and
•

occasional meals and entertainment, tickets to sporting events, nominal gifts, and travel and lodging (subject to the applicable rules and regulations of the Financial Industry Regulatory Authority, Inc.).

A list of the financial intermediaries with which Forward Management or its affiliates has entered into ongoing contractual arrangements as of January 10, 2010, as described in this section, is contained in the “Additional Payments to Intermediaries” section of the SAI. Forward Management or its affiliates may in the future enter into ongoing contractual arrangements with other financial intermediaries.

Please ask your financial intermediary for more information about these additional payments.

23

Dividends and Taxes

The Fund expects to declare and pay income dividends quarterly and capital gain distributions annually, if available.

Any annual income dividends and/or capital gain distributions are of record and payable in December.

A shareholder will automatically receive all income, dividends, and capital gain distributions in additional full and fractional shares reinvested into their Forward Funds account, unless the shareholder elects to receive dividends or distributions in cash. To elect to receive your dividends in cash or to revoke your election, call (800) 999-6809 or write to us at Forward Funds, P.O. Box 1345, Denver, CO 80201.

TAX-EXEMPT INCOME

If a Fund invests at least 50% of its total assets (including borrowings for investment purposes and proceeds from short selling, if any) in tax-exempt municipal bonds at the end of each quarter in the Fund’s taxable year, the Fund will be able to designate distributions of its net interest income from such obligations as tax-exempt dividends that would generally not be subject to federal tax (but which could be subject to alternative minimum tax and state and/or local taxes). If a Fund does not have at least 50% of its assets invested in tax-exempt municipal obligations at the end of any quarter of its tax year, the Fund would not be able to designate any tax-exempt dividends for such year and any distributions of net interest from tax-exempt obligations would generally be taxable to shareholders. Although a Fund may satisfy the 50% requirement for paying exempt interest dividends, there can be no assurance that any Fund will do so. Further, as discussed below, distributions of a Fund’s other income and gains will be generally includable in the taxable income of a Fund’s investors.

FEDERAL TAXES

The following information is meant only as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax advisor for advice about the particular Federal, state, and local or foreign tax consequences to you of investing in a Forward Fund.

Each Forward Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year.

Although the Forward Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. The tax status of a particular distribution will generally be the same for all of a Fund’s shareholders. Except as described below, it does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gain distribution, it will be taxable to you at your long-term capital gain rate.

Dividends attributable to interest are not eligible for the reductions in rates described below. Current tax law (which is scheduled to expire after 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and on certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%;
•	Distributions of earnings from dividends paid by certain “qualifying foreign corporations” can also qualify for the lower tax rates on qualifying dividends;
•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and
•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

In the absence of further Congressional action, for calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends declared by a Fund in October, November, or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared. Each year, the Funds will send shareholders tax reports detailing the tax status of any distributions for that year.

Shareholders who are not subject to tax on their income, such as qualified retirement accounts and other tax-exempt investors, generally will not be required to pay tax on distributions.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange a Fund’s shares for shares of another Fund, you may be treated as if you sold them and any gain on the transaction may be subject to Federal income tax. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

As with all mutual funds, a Fund may be required to withhold U.S. Federal income tax at the current rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. Federal income tax liability.

24

Dividends and Taxes

Please see the SAI for additional tax information.

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2010, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

As discussed in the “Fund Summary” section above, the Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

As discussed in the “Fund Summary” section above, the Funds receives dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce a Fund’s total return. If the amount of taxes withheld by foreign governments is material and certain requirements are met, a Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes, subject to certain limitations.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. Federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2009, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Congress is considering whether to extend the exemption from withholding for properly designated net interest income and qualified short-term gain for one year, but there is no assurance that they will extend the exemption. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% (currently scheduled to increase to 31% after 2010) on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Forward Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

Portfolio Holdings Disclosure

Forward Funds discloses the portfolio holdings of the Fund quarterly on its website at www.forwardfunds.com no sooner than one day after such information is filed with the SEC in a publicly available filing.

A description of the Forward Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.

Householding

To avoid sending duplicate copies of materials to households, Forward Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 999-6809. You may also notify the Transfer Agent in writing. Individual copies of prospectus and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

25

General Information

You can obtain current price, yield, and other performance information on any of the Forward Funds between the hours of 9:00 a.m. and 8:00 p.m., Eastern Time, Monday through Friday by calling (800) 999-6809. You can request shareholder reports that contain performance information. These are available free of charge.

Our shareholders receive unaudited semi-annual reports and annual reports that have been audited by independent accountants. If you have any questions about Forward Funds, write to Forward Funds, P.O. Box 1345, Denver, CO 80201 or call (800) 999-6809. In addition to information available in annual and semi-annual reports, quarterly portfolio holdings information for the first and third fiscal quarters is available on the SEC’s website at www.sec.gov.

You should rely only on the information provided in this prospectus and the SAI concerning the offering of the Fund’s shares. We have not authorized anyone to give any information that is not already contained in this prospectus and the SAI. Shares of the Forward Funds are offered only where the sale is legal.

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance and other financial information for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. “Total Return” shows how much an investment in the Fund increased (or lost) assuming reinvestment of all dividends and distributions.

Class A shares of the Fund originally commenced operations on December 26, 2006, and were liquidated on November 21, 2008. For fiscal periods ending after December 31, 2007, the financial highlights table below reflects financial results for Investor Class shares of the Fund. The financial highlights for the Fund’s Class A shares for the fiscal periods ending after December 31, 2007 would have been substantially similar to those shown below for Investor Class shares because all of the Fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights for the Fund’s Class A shares for the fiscal periods ending after December 31, 2007 would have been different from the information shown because of differences in the expenses borne by each class of shares.

Information for the fiscal years ended December 31, 2008 through and including 2009 for Investor Class shares of the Fund has been audited by PricewaterhouseCoopers LLP (“PwC”), whose report, along with the Fund’s financial statements, is included in the Fund’s 2009 Annual Report which was filed with the SEC on March 10, 2010 (Accession No. 0001193125-10-052459). Information for the fiscal year ended December 31, 2007 for Class A shares of the Fund has been audited by PwC, whose report, along with the Fund’s financial statements, is included in the Fund’s 2007 Annual Report which was filed with the SEC on March 6, 2008 (Accession No. 0001193125-08-048582).

26

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND - INVESTOR CLASS
	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
Net asset value, beginning of period	$ 5.84		$ 7.63
Income/(loss) from operations:
Net investment income	0.48		0.47
Net realized and unrealized gain/(loss) on investments	2.19		(1.68)
Total from investment operations	2.67		(1.21)
Less distributions:
From investment income	(0.43)		(0.58)
Total distributions	(0.43)		(0.58)
Net increase/(decrease) in net asset value	2.24		(1.79)
Net asset value, end of period	$ 8.08		$ 5.84
Total Return	46.56%		(16.59	)%(b)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$61,043		$12,867
Ratios to average net assets (excluding interest expense):
Net investment income including reimbursement/waiver	8.48%		13.10	%(c)
Operating expenses including reimbursement/waiver	1.93	%(e)	1.84	%(c)
Operating expenses excluding reimbursement/waiver	2.22%		2.52	%(c)
Ratios to average net assets (including interest expense):
Net investment income including reimbursement/waiver	6.61%		8.79	%(c)
Operating expenses including reimbursement/waiver	3.80	%(e)	6.14	%(c)
Operating expenses excluding reimbursement/waiver	4.09%		6.82	%(c)
Portfolio turnover rate	221%		311	%(d)

(a)	The Fund began offering Investor Class shares on May 1, 2008.
(b)	Not Annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.
(e)	Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

27

Financial Highlights

For a share outstanding throughout the periods presented.

	FORWARD LONG/SHORT CREDIT ANALYSIS FUND - CLASS A
	PERIOD ENDED DECEMBER 31, 2007(a)
Net asset value, beginning of period	$ 10.00
Income/(loss) from operations:
Net investment income	0.25
Net realized and unrealized loss on investments	(1.98)
Total from investment operations	(1.73)
Less distributions:
From investment income	(0.25)
Total distributions	(0.25)
Net decrease in net asset value	(1.98)
Net asset value, end of period	$ 8.02
Total Return(b)	(17.26	)%(c)
Ratios/supplemental data:
Net assets, end of period (in 000s)	$13,875
Ratios to average net assets (excluding interest expense and performance fee):
Net investment income including reimbursement/waiver	10.44	%(d)
Operating expenses including reimbursement/waiver	1.59	%(d)
Operating expenses excluding reimbursement/waiver	2.28	%(d)
Ratios to average net assets (including interest expense and performance fee):
Net investment income including reimbursement/waiver	4.37	%(d)
Operating expenses including reimbursement/waiver	7.65	%(d)
Operating expenses excluding reimbursement/waiver	8.34	%(d)
Portfolio turnover rate	210	%(c)

(a)	The Fund began offering Class A shares on December 29, 2006, and previously liquidated Class A shares on November 21, 2008.
(b)	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

28

Forward Funds Privacy Policy

Forward Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

29

Appendix – Description of Market Indices

Barclays Capital U.S. Corporate High-Yield Bond Index: The Barclays Capital U.S. Corporate High-Yield Bond Index covers the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Municipal Bond Index: The Barclays Capital U.S. Municipal Bond Index covers the USD-denominated long-term, tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

30

Investment Advisor
Forward Management, LLC
Sub-Advisor
Cedar Ridge Partners, LLC

Administrator ALPS Fund Services, Inc. Distributor ALPS Distributors, Inc. Counsel Dechert LLP
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Custodian Brown Brothers Harriman & Co. Transfer Agent ALPS Fund Services, Inc.

Forward Long/Short Credit Analysis Fund

Forward Long/Short Credit Analysis Fund

Want More Information?

You can find out more about the Fund by reviewing the following documents:

Annual And Semi-annual Reports

Our annual and semi-annual reports list the holdings of the Fund, describe the Fund’s performance, include the Fund’s financial statements, and discuss the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement Of Additional Information

The Statement of Additional Information (“SAI”) contains additional and more detailed information about the Fund and is considered a part of this prospectus. The SAI also contains a description of the Fund’s policies and procedures for disclosing its portfolio holdings.

How Do I Obtain A Copy Of These Documents?

By following one of the four procedures below:

1. Call or write, and copies will be sent to you free of charge: Forward Funds, P.O. Box 1345, Denver, CO 80201, (800) 999-6809. Or go to www.forwardfunds.com and download a free copy.

2. Write to the Public Reference Section of the SEC and ask them to mail you a copy. Public Reference Section of the SEC Washington, D.C. 20549-0102. The SEC charges a fee for this service. You can also drop by the Public Reference Section and copy the documents while you are there. Information about the Public Reference Section may be obtained by calling: (202) 551-8090.

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Investment Company Act File No. 811-06722

STAT004090110

Printed on recycled paper using soy-based inks.

Part B

STATEMENT OF ADDITIONAL INFORMATION

The Registrant’s Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 70 under the Securities Act of 1933 and Amendment No. 70 under the Investment Company Act of 1940, on April 30, 2010 (SEC Accession No. 0001193125-10-102077), as supplemented, is incorporated by reference.

Statement of Additional Information

FORWARD FUNDS

[FORM OF]

Supplement dated September 1, 2010 to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to add Class A shares of the Forward Long/Short Credit Analysis Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective immediately:

The information concerning the ticker symbols of each class of shares with respect to the Fund as contained in the table on the cover page of the SAI is replaced and amended to read as follows:

TICKERS
FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Z
Forward Long/Short Credit Analysis Fund	FLSIX	FLSRX	FLSLX	N/A	FLSFX	FLSMX	N/A

****

The last paragraph on the cover page of the SAI is replaced and amended in its entirety to read as follows:

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the Funds which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Funds included in the shareholder reports dated December 31, 2009 (“Financial Statements”) relating to the Funds. A copy of the prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by calling the Funds’ transfer agent at (800) 999-6809.

Dates of Prospectuses: May 1, 2010 (for Class A, Class B, Class C and Class M shares), May 1, 2010 (for Investor Class and Institutional Class shares), May 1, 2010 (for Class Z shares) and September 1, 2010 (for Class A shares of the Forward Long/Short Credit Analysis Fund).

****

The information concerning the total expense limits agreed to by the Investment Advisor with respect to the Fund as contained in the table under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES—Investment Management and Sub-Advisory Agreements” on pages 22 and 23 of the SAI is amended to include the following supplemental information:

FUND	CLASS	END DATE	EXPENSE LIMIT
Forward Long/Short Credit Analysis Fund	Class A	April 30, 2012	2.14%

Statement of Additional Information

****

The information concerning the control persons and principal holders with respect to the Fund as contained in the table under the heading/sub-heading “GENERAL INFORMATION—Control Persons and Principal Holders of Securities” on pages 139 and 140 of the SAI is replaced and amended to read as follows:

FORWARD LONG/SHORT CREDIT ANALYSIS FUND

The following persons owned of record or beneficially, as of August 4, 2010, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	Investor	5,823,543	29.54%
TD Ameritrade, Inc.* P.O. Box 2226 Omaha, NE 68103	Investor	2,039,152	10.34%
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Investor	1,495,989	7.59%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	Investor	1,448,513	7.35%
National Financial Services Corp.* 200 Liberty Street One World Financial Center New York, NY 10281	Institutional	684,378	53.77%
Van Eck Associates Corp.* 335 Madison Ave., 19th Floor New York, NY 10017	Institutional	180,912	14.21%
Asgard, LLC* 88 Kearny, Suite 750 San Francisco, CA 94108	Institutional	126,171	9.91%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	Institutional	82,142	6.45%
Wells Fargo Investments, LLC* 608 2nd Avenue South Minneapolis, MN 55749	Institutional	68,780	5.40%
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	C	413,223	23.40%
National Financial Services Corp.* 200 Liberty Street one One World Financial Center New York, NY 10281	C	335,750	19.01%
LPL Financial Services* 9785 Towne Center Drive San Diego, CA 92121	C	298,367	16.90%
Pershing, LLC* P.O. Box 2052 Jersey City, NJ 07303	C	153,382	8.69%
Sutton Place Associates, LLC** 1 Embarcadero Center, Suite 1050 San Francisco, CA 94111	M	122,399	87.21%

Statement of Additional Information

The following persons owned of record or beneficially, as of August 4, 2010, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund
Charles Schwab & Co., Inc.* 101 Montgomery Street San Francisco, CA 94104	5,823,543	25.44%

*	Shares are believed to be held only as nominee.
**	Sutton Place Associates, LLC is an entity under common control with Forward Management

****

The last paragraph under the heading/sub-heading “GENERAL INFORMATION—Control Persons and Principal Holders of Securities” on page 150 of the SAI concerning management ownership is amended to include the following supplemental information:

As of August 4, 2010, the Officers and Trustees as a group owned less than 1% of any class of any of the outstanding shares of the Forward Long/Short Credit Analysis Fund, with the following exception: Class M (6.62%).

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)(1)	Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, filed herewith.

(b)	Amended and Restated By-Laws of the Registrant dated December 8, 2005, amended as of December 7, 2006, March 4, 2009, and September 25, 2009, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), Forward International Dividend Fund (formerly known as the Forward International Equity Fund), Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward Aggressive Growth Allocation Fund (formerly known as the Accessor Allocation Fund), Forward Balanced Allocation Fund (formerly known as the Accessor Balanced Allocation Fund), Forward Growth Allocation Fund (formerly known as the Accessor Growth Allocation Fund, Forward Growth & Income Allocation Fund (formerly known as the Accessor Growth & Income Allocation Fund), Forward Large Cap Growth Fund (formerly known as the Accessor Growth Fund), Forward High Yield Bond Fund (formerly known as the Accessor High Yield Bond Fund), Forward Income Allocation Fund (formerly known as the Accessor Income Allocation Fund), Forward Income & Growth Allocation Fund (formerly known as the Accessor Income & Growth Allocation Fund), Forward Investment Grade Fixed Income Fund (formerly known as the Accessor Investment Grade Fixed Income Fund), Forward International Equity Fund (formerly known as the Accessor International Equity Fund), Forward Mortgage Securities Fund (formerly known as the Accessor Mortgage Securities Fund), Forward Small to Mid Cap Fund (formerly known as the Accessor Small to Mid Cap Fund), Forward Strategic Alternatives Fund (formerly known as the Accessor Strategic Alternatives Fund), Forward U.S. Government Money Fund (formerly known as the Accessor U.S. Government Money Fund), and Forward Large Cap Value Fund (formerly known as the Accessor Value Fund), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)	Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward HITR Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(d)(3)	Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Large Cap Growth Fund, Forward High Yield Bond Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Investment Grade Fixed-Income Fund, Forward International Equity Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, and Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(d)(4)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(4)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(5)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(5)(b)	Second Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(6)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

(d)(6)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(6)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(6)(b)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of August 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(6)(c)	Third Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of November 1, 2009 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(7)(c) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(d)(7)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(7)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(8)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(8)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(9)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(9)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(10)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(d)(10)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(12)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(11)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(11)(a)	Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(13)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(12)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(12)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(15)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(13)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Broadmark Asset Management, LLC (“Broadmark”) with respect to the Forward Tactical Growth Fund, incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(d)(14)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(14)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Forward Large Cap Growth Fund, incorporated by reference to Exhibit (d)(16)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(15)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Capital Management Inc. (“First Western”) dated September 1, 2008 and amended and restated as of March 1, 2010 with respect to the Forward High Yield Bond Fund, filed herewith.

(d)(16)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“PIMCO”) dated September 1, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(16)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and PIMCO entered into as of November 17, 2008 with respect to the Forward Investment Grade Fixed-Income Fund, incorporated by reference to Exhibit (d)(18)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(17)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(17)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Forward Mortgage Securities Fund, incorporated by reference to Exhibit (d)(20)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(18)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) dated September 1, 2008 with respect to the Forward Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(18)(a)	Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Forward Small to Mid Cap Fund, incorporated by reference to Exhibit (d)(21)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(19)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(19)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Forward Large Cap Value Fund, incorporated by reference to Exhibit (d)(23)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(20)	Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(d)(20)(a)	Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Lazard Asset Management LLC (“Lazard”) dated December 1, 2008, with respect to the Forward International Equity Fund, incorporated by reference to Exhibit (d)(24)(a) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(e)(1)(a)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)	Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)	Addendum to Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors dated as of April 12, 2010, incorporated by reference to Exhibit (e)(1)(c) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(f)	None.

(g)(1)(a)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”) dated as of June 30, 2005, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)	Amended Appendix A to the Custodian Agreement between the Registrant and BBH, dated July 1, 2009, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(1)(a)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and ALPS Fund Services, Inc. (“ALPS”) made as of April 12, 2010, incorporated by reference to Exhibit (h)(1)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(2)(a)	Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(2)(b)	Amendment to Schedule A-1, Schedule A-2 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of May 1, 2010, filed herewith.

(h)(2)(c)	Form of Amendment to Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of August 9, 2010, filed herewith.

(h)(2)(d)	Form of Amendment to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 1, 2010, filed herewith.

(h)(3)(a)	Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of June 3, 2009 and effective June 15, 2009, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 63 to this Registration Statement filed with the Commission on July 1, 2009.

(h)(3)(b)	Amendment to Schedule I-A and Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of May 1, 2010, filed herewith.

(h)(4)	Transfer Agency Fee Reimbursement Agreement between the Advisor and Registrant with respect to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, and Forward Income & Growth Allocation Fund (collectively the “Allocation Funds”) effective as of May 1, 2010, incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(5)	Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Class M, Investor Class, Advisor Class and Institutional Class shares, as applicable, of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Long/Short Credit Analysis Fund, Forward Select Income Fund, Forward Strategic Reality Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward HITR Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(6)(a)	Amended Administrative Services Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(6)(b)	Administrative Services Plan for Institutional Class, Investor Class, Class A and Class C shares of the Forward U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(h)(7)(a)	Expense Limitation Agreement for the Forward International Dividend Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(a) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(b)	Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares, Institutional Class shares, Class A shares, Class C shares, and Class M shares) incorporated by reference to Exhibit (h)(7)(b) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(c)	Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(c) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(d)	Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(d) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(e)	Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(e) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(f)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class M shares) dated as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(f) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(g)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class A shares) dated as of September 1, 2010, filed herewith.

(h)(7)(h)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) incorporated by reference to Exhibit (h)(7)(g) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(i)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, and Class C shares) dated as of May 1, 2009, incorporated by reference to Exhibit (h)(7)(k) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(h)(7)(j)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(i) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(7)(k)	Expense Limitation Agreement for the Forward International Real Estate Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(m) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(l)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(n) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(m)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(q) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7)(n)	Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares, Institutional Class shares, Class A shares, Class B shares, and Class C shares) dated as of June 12, 2009, incorporated by reference to Exhibit (h)(7)(o) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(o)	Expense Limitation Agreement for the Forward Select Income Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(s) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7(p)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Investor Class shares, Institutional Class shares, and Class C shares) dated as of September 14, 2009, incorporated by reference to Exhibit (h)(7)(p) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(h)(7)(q)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class M shares) dated as of December 31, 2009, incorporated by reference to Exhibit (h)(7)(u) to Post-Effective Amendment No. 68 to this Registration Statement filed with the Commission on February 9, 2010.

(h)(7)(r)	Expense Limitation Agreement for the Forward Tactical Growth Fund (Class A shares) dated as of March 12, 2010, incorporated by reference to Exhibit (h)(7)(v) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(h)(7)(s)	Form of Expense Limitation Agreement for the Forward Mortgage Securities Fund Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class Z shares) dated as of September 1, 2010, filed herewith.

(h)(7)(t)	Advisory Fee Waiver Agreement between the Advisor and the Registrant with respect to the Allocation Funds effective as of May 1, 2010, incorporated by reference to Exhibit (h)(7)(r) to Post-Effective Amendment No. 70 to this Registration Statement filed with the Commission on April 30, 2010.

(h)(8)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010, filed herewith.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, filed herewith.

(j)(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(j)(2)	Powers of Attorney for Haig G. Mardikian, Donald O’Connor, and DeWitt F. Bowman, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(j)(3)	Power of Attorney for Cecilia H. Herbert, incorporated by reference to Exhibit (j)(3) to Post-Effective Amendment No. 66 to this Registration Statement filed with the Commission on December 30, 2009.

(k)	Not Applicable.

(l)	Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(2)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(a)	Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(3)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund, Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(4)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, filed herewith.

(m)(5)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 61 to this Registration Statement filed with the Commission on June 11, 2009.

(m)(5)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class B shares of each of the Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, and Forward Strategic Realty Fund, incorporated by reference to Exhibit (m)(5)(b) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(m)(6)(a)	Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(m)(6)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of Forward Growth Fund, Forward Banking and Finance Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Real Estate Fund, Forward Large Cap Equity Fund, Forward International Fixed Income Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund, incorporated by reference to Exhibit (m)(6)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(1)	Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(m)(7)(a)(2)	Amended Appendix A to the Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, filed herewith.

(m)(7)(b)	Distribution and Service Plan for Investor Class shares of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended), filed herewith.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, filed herewith.

(p)(4)	Amended Code of Ethics of Hoover, filed herewith.

(p)(5)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(7)	Code of Ethics of Riverbridge, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(8)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(9)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(10)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(11)	Code of Ethics of Smith, incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 69 to this Registration Statement filed with the Commission on March 12, 2010.

(p)(12)	Code of Ethics of First Western, filed herewith.

(p)(13)	Code of Ethics of PIMCO, incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

(p)(14)	Code of Ethics of Blackrock, incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(15)	Code of Ethics of Los Angeles Capital, incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 71 to this Registration Statement filed with the Commission on June 28, 2010.

(p)(16)	Code of Ethics of Acadian, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(17)	Code of Ethics of Lazard, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 60 to this Registration Statement filed with the Commission on April 30, 2009.

(p)(18)	Code of Ethics of Broadmark, incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 64 to this Registration Statement filed with the Commission on September 11, 2009.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Board of Trustees” in Part B hereof.)

ITEM 30.	INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), filed as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, filed as Exhibit (b) to Post-Effective Amendment No. 66 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., Chief Executive Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chief Executive Officer and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer and Director, investment services company

	Sutton Place Management 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment management company

	Sutton Place Associates, LLC 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	Chief Executive Officer, investment services company

	FISCOP, LLC 433 California Street, Suite 1010 San Francisco CA 94104	2001 to present	Chief Executive Officer

	Broderick Management, LLC	2001 to present	Chief Executive Officer, investment management company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, Chief Legal Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	None

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, President	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

James O’Donnell, Chief Investment Officer	None

Norman Mains, Chief Risk Officer	Greystone Research, Morgan Stanley 440 S. LaSalle Street Chicago, IL 60605	2001 to March 2009	Chief Investment Officer, Executive Director, financial services company

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Separate Account Management 1703 Oregon Pike Lancaster, PA 17601	Since August 7, 2009	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Jeffrey W. Netols President and Portfolio Management	None

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Thompson Principal	None

Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
William C. Martindale, Jr. Managing Partner	Adondo Corporation 353 W. Lancaster Ave., Suite 120 Wayne, PA 19087	Since November 2009	Member, Board of Directors Telephonic Technology and Quantitative Investment Strategy

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett, CFA Managing Partner	None

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

Broadmark performs investment advisory services for Registrant. The trustees and officers of Broadmark and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Daniel J. Barnett Chairman	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CEO Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	05/2009 to present	Chairman and Director Broker Dealer

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	06/2009 to present	Registered Rep Broker Dealer

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	01/2007 to 12/2008	Registered Rep Broker Dealer

	Broadmark Long/Short Equity Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

	Broadmark Value Hedged Offshore Fund, Ltd c/o ISIS Fund Services Ltd. Penboss Building 50 Parliament Street Hamilton HM 12 Bermuda	01/2007 to present	Director Offshore Hedge Fund

Christopher J. Guptill CEO and Chief Investment Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

Jerome Crown CFO	Revere Capital Advisors LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	06/2007 to present	CFO and Director Hedge Fund Platform

	Revere Securities Corp. 12 East 52nd Street, 6th Floor New York, NY 10022	5/2009 to present	CFO and Director Broker Dealer

Laura A. Hespe Chief Operating Officer	Revere Capital Advisors, LLC 12 East 52nd Street, 3rd Floor New York, NY 10022	03/2009 to present	Passive ownership in Hedge Fund Platform

	Jesup & Lamont Securities Corp. 650 Fifth Avenue, 3rd Floor New York, NY 10019	6/2006 to 12/2008	Registered Rep Broker Dealer

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors, officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, CCO	None

Travis J. Briggs, Director of Marketing	None

Royce W. Medlin, Senior Portfolio Manager	None

First Western Capital Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Warren J. Olsen	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chairman & Chief Executive Officer

Scott C. Wylie	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Vice Chairman of the Board

Russ Matthews	None	April 2010	President

Ryan C. Tigg	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	CFO and Treasurer

Lené Simnioniw	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Secretary

Kenneth Malamed	None	April 2010	Chief Investment Officer

Karen Garcia	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	Ongoing	Chief Compliance Officer

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Arnold, Tammie J.	Head, Global Retail Distr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Baker, Brian P.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Balls, Andrew Thomas	Head, Euro Portfolio Mgmt	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Benz II,William R.	Head of PIMCO EMEA	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Bhansali,Vineer	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Callin, Sabrina C.	StocksPLUS Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Cupps, Wendy W.	Head, Product Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dawson, Craig A.	Head, Prod Mgmt-Europe	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Dialynas, Chris P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

El-Erian, Mohamed A.	CEO & Co-CIO	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Flattum, David C.	General Counsel	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Gross, William H.	Founder, CIO-Sr Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Harris, Brent Richard		Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hodge, Douglas M.	Director, Asia Pacific	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Holden, Brent L.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ivascyn, Daniel J.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Jacobs IV, Lew W.	Head of Talent Management	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Kiesel, Mark R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Lown, David C.	Technology & Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mather, Scott A.	Head, PM Global Desk	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McCulley, Paul A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

McDevitt, Joseph V.	Head, PIMCO Europe	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Mewbourne, Curtis A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Muzzy, James Frederic	Founder, Head, Bus Dev US	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Otterbein, Thomas J.	Co-Hd of US Acct Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Powers, William C.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Ravano, Emanuele		PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Schmider, Ernest L.	Head of Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Short, Jonathan D.	Head, Inst Bus Dev	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Simon, W Scott	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Takano, Makoto	President of PIMCO Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Weil, Richard M.	Chief Operating Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Worah, Mihir P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Zhu, Changhong	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Managing Director

Amey, Mike	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Anderson, Joshua M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Andrews, David S.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Beaumont, Stephen B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bishop, Gregory A.	Financial Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Blau, Volker	Head Insurance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bodereau, Philippe	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bosomworth, Andrew	Head Munich Port Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Bridwell, Jennifer S	Mortgage Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Brittain, WH Bruce	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Clarida, Richard H	Global Strategic Advisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Conseil, Cyrille R.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Cummings, John B.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Dada, Suhail H.	Head, Middle East Bus Dev	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Davies, Mark John	Global Head, Risk Mgmt	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
De Leon, William G.	EVP, Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Devlin, Edward	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Durham, Jennifer E.	Chief Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fisher III, David N.	Global Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Foong, Hock Meng	Acct Mgr / Office Head	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fournier, Joseph A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fuhrmann, Dorothee J.	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Fluor III, Richard F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gleason, George Steven	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Gomez, Michael A.	Emerging Market Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Graham, Stuart Thomson	Head, PIMCO Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Greer, Robert J.	Real Return Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hally, Gordon C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hardaway, John P.	Mgr, Mut Funds Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Harumi, Kazunori	Client Svcs - Pension	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Holloway Jr., Dwight F.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Hudoff, Mark T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

King, Stephanie Lorraine	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Lehavi, Yanay	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Lettich, Bruno Joseph	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Louanges, Matthieu	Head, Port. Business Mgmt	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Masanao, Tomoya	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

McCray, Mark V.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mead, Robert	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Miller, John M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Millimet, Scott A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Minaki, Haruki	Head Legal, Japan	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Mogelof, Eric J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Monson, Kristen S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Moore, James F.	Product Mgr, Pension Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Morena, Robert	Head, Inst Bus Dev NY	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Murata, Alfred T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Okun, Eric Alan	Senior Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ong, Arthur Y.D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ongaro, Douglas J.	Head, Fin Inter Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Osses, Guillermo Ariel	Emerging Market Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Ozeki, Koyo	Hd, Asian Credit Research	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Parikh, Saumil H.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Park, Jung	Business Development	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Paulson, Bradley W.	Head Global Legal/Compl.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Philipp, Elizabeth M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Porterfield, Mark J.	Media & Public Relations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Posch, Brigitte	Portfolio Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Rodosky, Stephen A.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ruthen, Seth R.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Sargent, Jeffrey M.	Chief Admin. Officer EMEA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Schneider, Jerome M	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Spajic, Luke Drago	Head - Pan Euro Credit PM	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Stracke,Thibault C.	Co-Head - Credit Research	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Streiff, Thomas F.	Product Mgr, Retirement	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Strelow, Peter G	Mgr, Mutual Funds Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Taborsky, Mark A.	Product Manager, AA	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tarman, Daniel I	Head of Mktg Communctns	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Toloui-Tehrani, Ramin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Tournier, Eve Anne Celine	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Tyson, Richard E.	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

van Heel, Marc	Head, Bus Dev NLD/BEL	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Ward, Jim	Head of Human Resources	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, John F.	Head, Bus Dev Australia	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wilson, Susan L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Witt, Frank	Head, Bus Dev DEU/AUT	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Wood, George H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Young, Robert O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Yu, Cheng-Yuan	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Executive VP

Afrasiabi, Mark Saied	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ahto, Laura A.	Head-Ops,Admin,Euro Funds	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Anctil, Stacie D.	Pricing Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Arora, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Baburek, Daniel	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Beck, Lee Davison	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berman, Scott Michael	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Berndt, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Blair, David James	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blomenkamp, Felix	Head ABS	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Blute, Ryan Patrick	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bradshaw, Myles Emmerson Charles	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Broadwater, Kevin M.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Brown, Erik C.	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Bui, Giang H.	Structured Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Burns, Michael A.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Carnachan, Robert Scott	Asia Ex-Jpn Legal Counsel	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cavalieri, John R.	Product Mgr, Real Return	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Chen, Wing-Harn	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Colter Jr., Eugene Maynard	Head, Messaging & Content	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Cressy, Jonathan B.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Damodaran, Kumaran K	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Darling, James	Account Manager	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorff, David J.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Dorrian, Peter G.	Head, Remarketing	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Eedes, Linda	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Emons, Ben	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Feeny, Martin E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ferber, Steven Ellis	DC Channel, Business Dev.	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fields, Robert A.	Muni Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Fisher, Marcellus M.	Manager, Trade Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Foxall, Julian	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Frisch, Ursula T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gandolfi, Alessandro	Head, Bus Dev Italy	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Garbuzov, Yuri P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Getter, Christopher T.	Product Manager, EM	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Giurlani, Gian Luca	European Re-Marketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Grabar, Gregory S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Griffiths, John Lawrence	Head of Business Dev - UK	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gross, Jared B.	Product Manager, LDI	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Sachin	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Gupta, Shailesh	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hasegawa, Tamotsu	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hastings, Arthur J.	Compliance Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Hayes, Ray C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Heimann, Ilan	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Helsing, Jeffrey	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Horne, Jonathan Lane	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hu, Gang	Portfolio Manager, TIPS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hughes, Mark Alan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Hyman, Daniel Herbert	Portfolio Mgr, ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Jann, Juergen	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Johnson, Nicholas J	Commodity Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Katz, Ulrich	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Keck, Andreas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kelly, Benjamin Marcus	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

King Jr., John Stephen	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kirkbaumer, Steven P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Komatsu, Mitsuaki	Head of Compliance	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Kimberley Grace	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Korinke, Ryan Patrick	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Kressin, Thomas	Co-Head Munich Gbl Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Kuhner, Kevin D.	Institutional Direct Mktr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lackey, Warren M.	Director, Communications	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Larsen, Henrik P.	Mgr Fund Administration	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

LeBrun Jr., Richard R.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Li, Ji	MBS/ABS Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lian, Chia Liang	EM Portfolio Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Linke, Gordon F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Loh, John J.	Mgr, Risk Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Lopez, Rafael A.	Head Operations, AsiaPac	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Ludwig, Steven Charles	Senior Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mak, Richard	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martel, Rene	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Martin, Scott W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meggers, Julie Ann	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Meyn, Cynthia Louise	Senior Operations Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Miller Jr., Kendall P.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Milo, Davida J.	CRM Platform Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mitchell, Gail	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Mukherji, Raja	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Mulcahy, Matthew J.	Portfolio Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nambimadom, Ramakrishnan S.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nest, Matthew J.	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nicholls, Steven B.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Nieves, Roger O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

O’Connell, Gillian	Manager of Operations	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Okamura, Shigeki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Osborne, Simon Timothy	Trade Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pagani, Lorenzo P.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Perez, Keith	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Phillipson, Daniel	Product Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pimentel, Rudolph	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Pittman, David J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Potthof, Axel	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Prasad, Krishna	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Putyatin, Vladyslav	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Qu, Wendong	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Reimer, Ronald M.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Reisz, Paul W.	ST/Stable Value Prod Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Repoulis, Yiannis	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rice, Thomas Edmund	European Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Rollins, Melody	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Romano, Mark A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schaus, Stacy Leigh	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schulist, Stephen O.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Schwetz, Myckola	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sejima, Toru	Acct Mgr, Clnt Svcs-Pens	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Senne, Verena	L&C Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Shaw, Matthew D.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Skobtsov, Ivan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Smith, Kenton Todd	ABS/MBS Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Sonner, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Spalding, Scott M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Springer, Jeffrey	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Stack, Candice Elizabeth	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Staub, Christian Martin	Head, PIMCO Switzerland	PIMCO Switzerland LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Steele, Scott Patrick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Strauch, Joel Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Theodore, Kyle J.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thompson, Michael Frazier	Co-Head, Euro Remarketing	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Thurston, Powell C.	Structured Product Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Trevithick, Natalie	Invest Grade Corp Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Tsubota, Shiro	Client Servicing	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Vallarta-Jordal, Maria-Theresa F.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Akkeren, Marco	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Bezooijen, Jeroen Teunis Steven	Product Manager, LDI	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

van Zoelen, Henk Jan	Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Viana, David	Int’l Compliance Officer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wada, Hiromi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Walker, Trent W.	Financial Reporting Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Watchorn, Michael C.	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

White, Timothy C.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Whitton, Bransby M.	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wild, Christian	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Wilner, Mitchell W.	High Yield Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Yamamoto, Shinichi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Sr. Vice President

Abdikeev, Tamerlan	Manager, Bus Dev	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Adatia, Tina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Agredano, Carlos	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Akerberg, Oskar	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Allamanis, Georgios	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Althof, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ananthanarayanan, Mangala V	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Anochie, Kwame A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Asay, Susan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Avancini, Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bansal, Sharad	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Barnes, Donna E.	FINRA Prin & Compl Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Beard, Christopher	Manager, Compliance	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Benson, Sandra M.	Sr. Corporate Paralegal	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ben-Zvi, Kfir Naftali	Portfolio Pricing Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Bertolo, Matteo	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bierman, Dave H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boehm, Timo	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Bolton, Laurence Edwin	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Boyd, C Robert	Senior Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brandl, Michael	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brenner, Matthew H.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brons, Jelle	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Brune, Christopher P.	Risk Oversight Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burdian, Michael R.	Port Assoc, Collateral	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Burns, Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Byer, Jeffrey Alan	Fund Development	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Caltagirone, Christopher	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cantrill, Elizabeth Davis	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cheng, Audrey Lee	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chin, Tracy	Credit Analyst	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chipp, William	Global Service Liaison	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Chopra, Amit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Clark, Raymond Matthew	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Clarke, James Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Colasuonno, Richard T.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cooke, Anthony H.	Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cornelius, Darryl Paul	Product Specialist	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cortes Gonzalez, Ana	Portfolio Manager, ABS	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Cumby III, William Sylvester	Portfolio Manager ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dahlhoff, Juergen	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Danielsen, Birgitte	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Das, Aniruddha	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

David, Evan Allen	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Bellis, Mary	Dom Trade Asst Supervisor	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

De Lorenzo, Nicola A.	Business Mgt Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dilek, Burcin	Head Trade Support	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dittrich, Hanno	Head of ACE Compliance	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dombrovsky, Anton	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dorsten, Matthew P.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Dugan, Travis J.	Money Market Specialist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Dutta, Manish	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edler, Vernon	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Edwards, Ben Matthew	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ellis, Edward L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Eltz, Antoinette	Product Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

England, Jason S.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Estep, Bret W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Evans, Stefanie D.	Sr Mortgage Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fan, Derek Chung Lee	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fends, Melissa A.	Contracts Admin Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Finkenzeller, Thomas	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Forsyth, Andrew C.	Head, Bus Dev Canada	PIMCO Canada	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Fowler, Ellen	Executive Assistant	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Froehlich, Frank	Compliance Officer	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Furusho, Hiroaki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Galli, Leandro Jose	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Garnett, Andrew David	Regulatory Compliance Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ghosh, Sharad	Account Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Gibson, Thomas C.	AIMR Compl Audit Spec	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gingrich, Robert M	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gould, Linda J	Fee Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grady, Myrrha H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Graves, Zoya Schoenholtz	Global Strategic Mktg&Ad	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gruben, Kristin Lynn	Compliance Officer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Grzesik, Marco	Head, Bus Dev France	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Gu, Haidi	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haaf, Tim	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Haeckl, Tanja	VP, Head Cash Desk	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hagmeier, William Robert	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hauschild, Matthew Richard	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Heravi, Kaveh Christian	Technology Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Herlan, Hans Joerg	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hockswender III, Thomas R.	Senior Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Hsiang, Hwa-Ming	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ing, Terrence Liu	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jacobs, Brian Harold	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Jelenz King, Silvia	Financial Writer	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Eric D	Mutual Fund Admin	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Johnson, Kelly	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Jeff	Learning/Ldrshp Dvlpment	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jones, Steven L.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Jordan, Daniel V.	Fin Business Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kakuchi, Tadashi	Portfolio Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kam, Damien Joseph	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Karpov, Natalie	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kavafyan, Constance	Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kellerhals, Philipp	Head Quant Strategies	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kersman, Alec	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kezelman, Jason M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Aaron Hyun	Derivatives Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kim, Lisa	Product Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kingston, Rafer Alexander	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kirkowski, John Jeffrey	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kishimoto, Yayoi	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Kohari, Chisato	Credit Analyst	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Komatsu, Hugo	Manager, Middle Ofc & Ops	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kuehne, Stefan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Kumar, Mukund	Sr Developer/Fin Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lang, Eddie F	Strategic Ops Project Mgr	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Alvin Lip Sin	Mgr, Compliance & Acctg	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lee, Robert Ru-Bor	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Chon-Ian	Alternatives	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Leong, Foong Ching	Funds Admin Manager	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Li, Li	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lilly III, Frederick Vivan	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Linder, Astrid	Product Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Liwski, Michael V.	Mgr, Client Report & Pres	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lofdahl, Christopher F.	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loh, Cynthia Elizabeth Yue-Ling	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Long, Hui	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lopez, Joy Lynn	Tax Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Loriferne, Matthieu Hubert Felix	Credit Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Love, David Bernard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Lowe, Erika Hayflick	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mandy, Alain	Mgr, Cust, Acct & Fin Rep	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Manseau Guerdat, Chantal Marie Helene	Account Manager	PIMCO Canada Mgmt	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Martini, Nadege	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mayershofer, Veronika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mazzocchi, Bettina Ester Florette	Re Marketing Account Mgr	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

McCann, Patrick Murphy	Global Operations	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Merz, Frederic	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Metsch, Mark E.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Micali, Carlo	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mierau, Kristion T.	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mieth, Roland	Portfolio Manager, EM	PIMCO Asia Pte Ltd	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Mittal, Mohit	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Moeljanto ,Lanny H.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Molloy, Carol	Account Manager	PIMCO Australia Pty. Ltd.	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Morrison, John Edward	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Muehlethaler, Jeffrey Charles	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Murano, Yuko	HR Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nabors, Robin	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ng, Albert K.	Senior Programmer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nguyen, Tommy D.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nojima, Sachiko	Manager, Operations	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Norris, John F.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Nunziata, Cristina	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Okuma, Sachiko	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Olazabal, Joshua A	Executive Office Team	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Oliva, Jennifer Lynn	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ollenburger, Loren P.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Otterbein, Marie S.	Spvsr Producer Group	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Padmanabhan, Lalantika	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Parikh, Bijal Y.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pejavar, Sheila M.	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Perez, Iohan	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Pont, Nicholas James	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Price, Rosamond Jane	Remarketing Acct Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Pricer, Jesse L.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Putnicki, Matthew S	Global Product Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiao, Yi	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Qiu, Ying	Portfolio Manager,ABS-MBS	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahari, Pierre-Yves	Manager, Shareholder Svcs	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rahman, Lupin	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ratner, Joshua D.	Attorney	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Reimer, Danelle J.	Trading Floor Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Riendeau, Kevin	Business Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rogers,William A.	Structured Products Serv	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Ronnie, Stephen	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rowe, Cathy T.	Administrative Port Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Rudolph, Lynn	Sr. HR Generalist	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sakane, Yoshiyuki	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Salastekar, Deepa A	ABS/MBS Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scherzinger, Marion	Credit Research Analyst	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schnatterer, Monika	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schuetz, Patricia Ann	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Schultes, Adrian O.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Gerlinde	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Schwab, Stephen D.	Head of DC Sales Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scibisz, Iwona E.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Scorah, Ian	Legal Counsel	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Seksaria, Rahul M.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sesay, Therenah	Mgr Account Associate	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shah, Sapna Kiran	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sheehy, Erica H.	Compliance	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shepherd, Julie M.	Manager, AM Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Shiroyama, Taro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Singal, Alka	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Somersan-Coqui, Aylin	Account Manager	PELM	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Soto, Alyssa Michele	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spandri, Tobias	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Spicijaric, Jennifer N.	Cash Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stauffer, Christina	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Stravato, Richard	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Struc, Alexandru	Portfolio Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Sun, Hao	Account Manager	PIMCO Hong Kong	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suo, Yuanyuan	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Suskind, Donald W.	Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takeuchi, Ichiro	Account Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Takizuka, Hikaru	Compliance Manager	PIMCO Japan Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tam, Joe	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Taro, Maryam	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Telish, Christine M.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Terry, Michael A.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tersin, Dominique	Trade Assistant	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

To, Steven P.	Software Development Mgr	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tomlinson, Brian	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Traber, Eva-Maria	Portfolio Associate	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tran, Loc Khanh	Sr Database Administrator	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tredwell, Alonzo S.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Trovato, Michael J.	Account Mgr., Middle East	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Tse, Koonnang Colin	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Tzemach, Yael Gayle	EM Product Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Upadhyay, Nishant	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Vames, Steven D.	Writer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Van De Zilver, Peter A.	Financial Engineer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Veit, Konstantin	Trading Associate	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velasco, Christine Ann	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Velicer, Erik A.	Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

von der Linden, Greg	VP Staffing	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walenbergh, Mark	Account Manager	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walsh, Lauren Rita	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Walther, Kasten	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Warner IV, Hansford B.	Credit Structure Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Watford, Charles	Credit Research Analyst	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Weinberger, Michele Deborah	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wendler IV, Paul Frederick	Middle Office Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Werber, Keith Adam	Cash Desk Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Whitewolf, Lance E.	Funds Statistics	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wildermuth, Paul T.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Name	Title	Name of Other Business Connections	Principal Business Address	Dates	Title, Capacity of Engagement, Description of Business
Wildforster, Kai	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams III, Charles A	Office Services & Support	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Williams, Jason A.	Trader	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Winters, Kevin Michael	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wittkop, Andrew T.	Portfolio Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wolf, Greggory S.	Shareholder Svcs Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Wong, Tammy Nguyen	CRM Functional Lead	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Xu, Jianghua	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yang, Jing	Structured Credit Assoc	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yasnov, Vadim Igorevich	Financial Engr/Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yildiz, Sadettin	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yip, Jonathan	Credit Analyst	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yoon, Kenneth G.	Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Anna W.	Account Manager	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Yu, Walter	Senior Software Developer	Pacific Investment Mgt Co. LLC	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zerner, Mary Alice	Head of Mktg Comm	PIMCO Europe Limited	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Zhang, Ji Sheng	Portfolio Manager	Germany Fixed Income	840 Newport Center Drive Newport Beach, CA 92660	ongoing	Vice President

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Name and Position with BlackRock	Other Company	Position with Other Company
Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman

	BlackRock Equity - Bond Funds Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Executive Officer and Director

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Chief Executive Officer

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

Name and Position with BlackRock	Other Company	Position with Other Company
	State Street Research & Management Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Cayco Limited, Cayman Islands	Director

	BlackRock Cayman Company, Cayman Islands	Director

	BlackRock Cayman Newco Limited, Cayman Islands	Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Director

	BlackRock Holdco Limited, Cayman Islands	Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Director

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investments, Inc., New York, NY	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Anthracite Capital Inc. New York, NY	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Group Limited London, England	Chairman and Director

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	Director

	BlackRock Japan Co., Ltd., Tokyo, Japan	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Securities Co, Ltd. Tokyo, Japan	Director

	BlackRock UK 1 LP, London, England	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	Grosvenor Alternate Partner Limited, London, England	Director

	Impact Investing Pty Ltd. Melbourne, Australia	Director

	PSN Pty Ltd. Melbourne, Australia	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
Bennett Golub, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

Name and Position with BlackRock	Other Company	Position with Other Company
	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	BlackRock Securities Co., Ltd Tokyo, Japan	Director

	BlackRock US Newco, Inc. Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers	Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser) 2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC Old Mutual Asset Management Trust Company (a trust company)	ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers	Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and Director Larch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment	ongoing	Affiliated Directorships

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company (a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)

Stephen Clarke, Member of Board of Managers	Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)	ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Lazard Asset Management LLC (“Lazard”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 31 of officers and directors of Lazard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to the Form ADV filed with the SEC by Lazard (SEC File No. 801-61701).

ITEM 32.	PRINCIPAL UNDERWRITER

(a) The sole principal underwriter for each series of the Registrant is currently ALPS Distributors, which acts as distributor for the Registrant and the following other investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows: (i) records relating to the duties of the Registrant’s distributor, transfer agent and fund accounting agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203; and (ii) records relating to the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 34.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 1st day of September, 2010.

FORWARD FUNDS

/S/ J. ALAN REID, JR.
J. Alan Reid, Jr.
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/S/ J. ALAN REID, JR. J. Alan Reid, Jr.	President and Trustee	September 1, 2010

/S/ HAIG G. MARDIKIAN* Haig G. Mardikian	Trustee	September 1, 2010

/S/ DONALD O’CONNOR* Donald O’Connor	Trustee	September 1, 2010

/S/ DEWITT F. BOWMAN* DeWitt F. Bowman	Trustee	September 1, 2010

/S/ CECILIA H. HERBERT* Cecilia H. Herbert	Trustee	September 1, 2010

/S/ BARBARA TOLLE Barbara Tolle	Treasurer	September 1, 2010

*By:	/S/ BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

Exhibit Index

Item #28	Description

(a)(2)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.

(d)(15)	Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western.

(h)(2)(b)	Amendment to Schedule A-1, Schedule A-2 and Schedule B to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS.

(h)(2)(c)	Form of Amendment to Schedule A-2 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of August 9, 2010.

(h)(2)(d)	Form of Amendment to Schedule A-1 to the Amended and Restated Transfer Agency and Service Agreement between the Registrant and ALPS made as of September 1, 2010.

(h)(3)(b)	Amendment to Schedule I-A and Schedule I-B to the Amended and Restated Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS made as of May 1, 2010.

(h)(7)(g)	Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class A shares) dated as of September 1, 2010.

(h)(7)(s)	Form of Expense Limitation Agreement for the Forward Mortgage Securities Fund Fund (Investor Class shares, Institutional Class shares, Class C shares, and Class Z shares) dated as of September 1, 2010.

(h)(8)(a)	Amended and Restated Agreement for Rule 38a-1 Compliance Support Services Agreement (“Compliance Support Services Agreement”) between the Registrant and the Advisor dated as of September 1, 2010.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered.

(j)(1)	Consent of Independent Registered Public Accounting Firm.

(m)(4)(b)	Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Frontier Markets Fund, Forward Emerging Markets Fund, Forward International Dividend Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Small Cap Equity Fund, Forward International Small Companies Fund, Forward Legato Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund, Forward International Fixed Income Fund, Forward HITR Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund, and Forward Tactical Growth Fund.

(m)(7)(a)(2)	Amended Appendix A to the Amended Distribution and Service Plan for Class A and Class C shares, as applicable, of each of the Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Small to Mid Cap Fund, Forward International Equity Fund, Forward Investment Grade Fixed-Income Fund, Forward Mortgage Securities Fund, Forward High Yield Bond Fund, Forward U.S. Government Money Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Aggressive Growth Allocation Fund.

(n)	Multiple Class Plan pursuant to Rule 18f-3 (as amended).

(p)(3)	Code of Ethics of Pictet Ltd. and Pictet Asset Management SA.

(p)(4)	Amended Code of Ethics of Hoover.

(p)(12)	Code of Ethics of First Western.